OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
OTHER RECEIVABLES

.4.  OTHER RECEIVABLES

Other receivables include $418,553 (CDN $571,074) that relates to filed applications for Ontario Interactive Media Tax Credits. In January 2019, this amount was pledged against a loan. See Note 11